Share Based Compensation - Share Unit Plans (Details) EquityInstruments in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CAD ($) EquityInstruments $ / shares	Dec. 31, 2021 EquityInstruments CAD ($)
Performance Share Units (PSUs)
Share Based Compensation
Vesting period	3 years
Summary of activity of share unit plans:
Outstanding, beginning of year	2,766	2,285
Granted	947	1,285
Redeemed for cash	(794)	(751)
Forfeited/expired | $	(710)	(53)
Outstanding, end of year	2,209	2,766
Performance Share Units (PSUs) | Minimum
Share Based Compensation
Percentage of share price receivable at the time of vesting	0.00%
Performance Share Units (PSUs) | Maximum
Share Based Compensation
Percentage of share price receivable at the time of vesting	200.00%
Restricted Stock Units (RSUs)
Share Based Compensation
Vesting period	3 years
Value of shares converted to Suncor RSUs | $	$ 123,000
Conversion price per share | $ / shares	$ 30.93
Summary of activity of share unit plans:
Outstanding, beginning of year	21,437	15,095
Granted	13,235	11,954
Redeemed for cash	(4,533)	(4,609)
Forfeited/expired | $	(1,877)	(1,003)
Outstanding, end of year	28,262	21,437
Deferred Share Units (DSUs)
Summary of activity of share unit plans:
Outstanding, beginning of year	1,382	1,385
Granted	187	164
Redeemed for cash	(238)	(167)
Outstanding, end of year	1,331	1,382
Deferred Share Units (DSUs) | Director | Election Tranche One
Share Based Compensation
Percentage of awards elected to be paid in cash	50.00%
Deferred Share Units (DSUs) | Director | Election Tranche Two
Share Based Compensation
Percentage of awards elected to be paid in cash	100.00%
Deferred Share Units (DSUs) | Executives | Election Tranche One
Share Based Compensation
Percentage of awards elected to be paid in cash	25.00%
Deferred Share Units (DSUs) | Executives | Election Tranche Two
Share Based Compensation
Percentage of awards elected to be paid in cash	50.00%
Deferred Share Units (DSUs) | Executives | Election Tranche Three
Share Based Compensation
Percentage of awards elected to be paid in cash	75.00%
Deferred Share Units (DSUs) | Executives | Election Tranche Four
Share Based Compensation
Percentage of awards elected to be paid in cash	100.00%